UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Quarter Ended:  September 30, 2000

Check here if Amendment ( X ); Amendment Number: 1
This Amendment (Check only one):  (X) is a restatement.
                       (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Financial Institutions Retirement Fund
Address:  108 Corporate Park Drive, Fl 4
                 White Plains, New York 10604-3805

13F File Number:  28-1622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein ia true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Mr. Horace J. Caulkins
Title:  Senior Vice-President and Chief Investment Officer
Phone:  (914) 694-1300
Signature  _________________________
Signed at: White Plains, New York on October 25, 2000.

Report Type:  13F Holding Report

List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES & EXCHANGE COMMISSION OF 1934.



Page 1







FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $ 56,172,000












































                                        Page 2
 FINANCIAL INSTITUTIONS RETIREMENT FUND                    30 Sept 2000
(13F):  CORE EQUITY AND IN HOUSE EQUITY ACCOUNTS
                                     ITEM4   ITEM5  PRIN   ITEM6       ITEM8
  ITEM 1            ITEM2    ITEM3  FAIRMKT   SHS    AMT    INV   ITEM7VOTING
  ISSUER    TICKER  CLASS    CUSIP  ($,000) (,000) ($,000) DISCR   MGT  AUTH
-----------------------------------------------------------------------------
DIAMONDS TR|DIA      COM   252787106    320      3    315   SOLE    -   SOLE
ENVIRONMENT|EPTC     COM   29406K104      4     27     62   SOLE    -   SOLE
ESYNCH CORP|ESYN     COM   297591109    140     47    191   SOLE    -   SOLE
GLOBALNET I|GBNE     COM   37940E104    101      7     98   SOLE    -   SOLE
HIBERNIA FO|HIBNY    COM   428660104    245     47    305   SOLE    -   SOLE
ISHARES TR |IVV      COM   464287200  4,599     32  4,426   SOLE    -   SOLE
MADDEN STEV|SHOO     COM   556269108     43      5     63   SOLE    -   SOLE
MIDCAP SPDR|MDY      COM   595635103  2,358     24  1,557   SOLE    -   SOLE
PMCC FINL C|PFC      COM   693429102      0     29    207   SOLE    -   SOLE
PERMA-FIX E|PESI     COM   714157104     29     20     31   SOLE    -   SOLE
PLAYA MINLS|         WT    72811F997      0      0      0   SOLE    -   SOLE
PLAYA MINL |         COM   72811F989     50     25     50   SOLE    -   SOLE
REMEDIATION|         COM   759547995      0     13      0   SOLE    -   SOLE
SONIC JET P|SJET     COM   835455106      8     27     73   SOLE    -   SOLE
STANDARD AU|AJX      COM   853097103    186     30    280   SOLE    -   SOLE
STANDARD AU|AJX*  CONV PFD 853097202    185     22    222   SOLE    -   SOLE
SUN CMNTYS |SUI      COM   866674104    221      7    183   SOLE    -   SOLE
TECHNOLOGY |TFF      COM   87869A104     68     45     88   SOLE    -   SOLE
TELULAR COR|WRLS     COM   87970T208     71      6     57   SOLE    -   SOLE
TORQUE ENGR|TORQ     COM   891321101      3      1      8   SOLE    -   SOLE
VERTEX INTE|VETX     COM   925322109    430     24    243   SOLE    -   SOLE
VIVUS INC  |VVUS     COM   928551100    157     37    187   SOLE    -   SOLE
WEBLINK WIR|WLNK     COM   94769A101    115     15    132   SOLE    -   SOLE
THE JAGUAR |         COM   S86249360     15      0     24   SOLE    -   SOLE
THE JAGUAR |         COM   S86249400      0      0     44   SOLE    -   SOLE
THE JAGUAR |         COM   S86249430    190      0     37   SOLE    -   SOLE
THE JAGUAR |         COM   S86249450      0      0      8   SOLE    -   SOLE
THE JAGUAR |         COM   S86249580      0      0     81   SOLE    -   SOLE
PLAYA MINLS|       CONV NT 72811F9A4     50     50     50   SOLE    -   SOLE
PLAYA MINLS|       CONV NT 72811F9B2     50     50     50   SOLE    -   SOLE
REMEDIATION|       CONV NT 7595479A2    250    250    250   SOLE    -   SOLE
NDX NOTE TR|         BD    6288969A2 22,266 25,000 25,000   SOLE    -   SOLE
NASDQ-100 I|         BD    628908AA3 23,262 25,000 25,000   SOLE    -   SOLE
OTC S&P 500|         COM   S67138050     (4)   (17)  (408)  SOLE    -   SOLE
OTC S & P 5|         COM   S67142340    758     17  1,365   SOLE    -   SOLE
                                    ----------------------
                                     56,172 50,840 60,282